Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 1,393	$ 1,139	$ 1,384	$ 2,532	[1]	$ 2,951	[1]
Foreign currency translation, net of tax				(2)		(3)
Total other comprehensive income that may be reclassified to the income statement, net of tax				1,399		(1,303)
Defined benefit plans, net of tax				(171)		139
Own credit on financial liabilities designated at fair value, net of tax				(246)		428
Total other comprehensive income	1,080	(100)	(1,025)	980		(738)
Total comprehensive income	2,473	1,039	359	3,512		2,213
Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income	1,006	393	(1,517)	1,399		(1,303)
Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income	74	(493)	492	(419)		565
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,392	1,141	1,382	2,533		2,948
Foreign currency translation, net of tax				0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax	1,006	393	(1,517)	1,399		(1,303)
Defined benefit plans, net of tax				(171)		139
Own credit on financial liabilities designated at fair value, net of tax				(246)		428
Total other comprehensive income that will not be reclassified to the income statement, net of tax	80	(497)	497	(417)		568
Total other comprehensive income	1,086	(104)	(1,020)	982		(735)
Total comprehensive income	2,478	1,037	362	3,515		2,213
Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	168	(128)	(1,343)	40		(584)
Financial assets measured at fair value through other comprehensive income, net of tax	65	62	(14)	128		(71)
Cash flow hedges, net of tax	773	459	(160)	1,232		(648)
Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax	8	(179)	247	(171)		139
Own credit on financial liabilities designated at fair value, net of tax	72	(318)	250	(246)		428
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1	(2)	1	(1)		3
Foreign currency translation, net of tax				(2)		(3)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(6)	4	(5)	(2)		(3)
Total other comprehensive income	(6)	4	(5)	(2)		(3)
Total comprehensive income	(5)	2	(3)	(3)		0
Comprehensive income attributable to non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	$ (6)	$ 4	$ (5)	$ (2)		$ (3)

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019